Annual Total Returns (Vanguard 500 Index Fund - Signal Shares Signal) (Vanguard 500 Index Fund, Vanguard 500 Index Fund - Signal Shares)	12 Months Ended
Dec. 31, 2013
Vanguard 500 Index Fund | Vanguard 500 Index Fund - Signal Shares
Annual Total Return
2013	32.33%
2012	15.97%
2011	2.08%
2010	15.05%
2009	26.61%
2008	(36.97%)
2007	5.47%